                                 PANORAMA TRUST
                       PICTET GLOBAL EMERGING MARKETS FUND
                    PICTET INTERNATIONAL SMALL COMPANIES FUND
                          PICTET EASTERN EUROPEAN FUND

                                 [LOGO] PICTET
                                  1805  ------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999

TABLE OF CONTENTS                                                         Page
                                                                          ----
PORTFOLIO OF INVESTMENTS
    Global Emerging Markets Fund .....................................      1
    International Small Companies Fund ...............................      9
    Eastern European Fund ............................................     14
FINANCIAL STATEMENTS
    Statements of Assets and Liabilities .............................     17
    Statements of Operations .........................................     18
    Statements of Changes in Net Assets ..............................     19
    Financial Highlights .............................................     22
    Notes to Financial Statements ....................................     25

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              JUNE 30, 1999 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                        VALUE
SHARES                                                                 (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS -- 94.2%
ARGENTINA - 0.9%
     63,500   Nobleza Piccardo SA@##                              $     209,578
     75,000   Quilmes Industrial SA, ADR                                928,125
    296,440   Siderca SA                                                388,389
                                                                  -------------
                                                                      1,526,092
                                                                  -------------
BRAZIL - 2.1%
 14,900,000   Cia Siderurgica Nacional+                                 389,226
     51,400   Cia Vale Do Rio Doce                                      725,784
     60,900   Embratel Participacoes SA, ADR                            844,988
     70,100   Souza Cruz SA                                             492,937
      7,100   Tele Centro Sul Participacoes, ADR                        394,050
     20,300   Tele Sudeste Celular Participacoes, ADR                   588,700
                                                                  -------------
                                                                      3,435,685
                                                                  -------------
CHILE - 0.8%
     13,390   Cia Cervecerias Unidas SA, Sponsored ADR                  383,289
     45,660   Masisa SA, Sponsored ADR                                  479,430
     11,450   Quimica y Minera de Chile SA, Sponsored ADR,
                B Share                                                 405,044
                                                                  -------------
                                                                      1,267,763
                                                                  -------------
CHINA - 8.0%
  3,018,000   Anhui Conch Cement Company, Ltd., Class H+                513,464
  2,095,000   Beijing Datang Power Generation Company,
                Ltd., Class H+                                          675,057
  2,096,000   China Everbright International, Ltd.                    2,093,677
  5,282,000   China Shipping Haisheng Company, Ltd.+                  1,218,619
    657,000   China Telecom, Ltd.                                     1,824,859
  1,580,000   Cosco Pacific, Ltd.                                     1,313,510
  1,054,000   Guangdong Kelon Electric Holding, Class H               1,229,436
  2,326,000   Huaneng Power International, Inc., Class H                974,338
  1,620,000   Legend Holdings, Ltd.                                   1,555,564
  4,328,000   Shanghai Petrochemical Company, Ltd.                    1,020,834
  2,428,000   Yanzhou Coal Mining Company, Ltd.                         868,417
                                                                  -------------
                                                                     13,287,775
                                                                  -------------
CZECH REPUBLIC - 0.3%
    238,700   Ceske Energeticke Zavody AS+                              490,470
                                                                  -------------
EGYPT - 1.5%
    150,000   Al Ezz Porcelain                                          399,514
     93,999   Arabian International Construction                        620,252
     44,900   Commercial International Bank                             403,230
        200   Egyptian Financial and Industrial                           2,470
         25   Egyptian Starch & Glucose Manufacturing
                Company+@                                                   262
    136,585   Ezz Steel+                                                573,490
     16,883   Orascom Construction Industries+                          227,554
     13,260   Oriental Weavers Company                                  272,162
                                                                  -------------
                                                                      2,498,934
                                                                  -------------
GHANA - 0.2%
     47,500   Ashanti Goldfields GDR                                    329,531
                                                                  -------------
GREECE - 0.0%#
      1,000   Interamerican Insurance Company+                           22,201
                                                                  -------------
INDIA - 7.5%
    188,647   India Access Fund, Ltd.+##                              1,768,566
     75,000   ITC, Ltd., Sponsored GDR                                2,111,250
     56,600   Larsen & Toubro, Ltd., GDR+                               873,055
    260,000   Reliance Industries Ltd., GDR                           2,613,000
     90,000   State Bank of India, CDS                                1,104,750
     93,100   Tata Engineering and Locomotive Company,
                Ltd., Sponsored GDR                                     539,980
    281,800   The India Fund, Inc.                                    2,800,388
     52,000   Videsh Sanchar Nigam, Ltd., CDS+                          666,250
                                                                  -------------
                                                                     12,477,239
                                                                  -------------
INDONESIA - 10.8%
  6,217,000   Aneka Tambang Tbk                                       1,391,531
  3,873,000   Astra International Tbk+                                1,761,726
  6,190,000   Asuransi Lippo Life Tbk                                   469,278
 38,312,000   Bank Internasional Indonesia (F)                        1,106,484
    365,000   Gudang Garam Tbk                                          985,631
     54,000   Gulf Indonesia Resources, Ltd.+                           621,000
  1,400,000   Indofood Sukses Makmur Tbk                              1,900,361
     53,300   Indosat Tbk                                             1,039,350
 10,905,500   Lippo Bank (Cook Island)+                                 590,551
  2,444,500   Pabrik Kertas Tjiwi Kimia                                 935,440
  5,425,000   Ramayana Lestari Sentosa@                               3,838,628
    489,000   Semen Gresik                                            1,059,206
    178,308   Telekomunikasi Indonesia, ADR, Series B                 2,217,706
                                                                  -------------
                                                                     17,916,892
                                                                  -------------
KENYA - 0.2%
    118,026   Kenya Commercial Bank, Ltd.@                               74,474
    157,062   Kenya Power & Lighting Company, Ltd.@                     243,457
                                                                  -------------
                                                                        317,931
                                                                  -------------
LEBANON - 0.4%
     23,400   Banque Liban, GDR, B Shares                               556,920
                                                                  -------------
MALAWI - 0.1%
     17,000   Press Corporation, Ltd., GDR+@##                          112,710
                                                                  -------------
MALAYSIA - 5.6%
    458,000   AMMB Holdings Berhad                                    1,169,105
    344,000   Berjaya Sports Toto Berhad                                796,632
    508,000   Malayan Banking Berhad                                  1,524,000
    414,000   Malaysia International Shipping Corporation Berhad        757,184
     70,000   Nestle Malaysia Berhad###                                 248,697
    779,000   RHB Capital Berhad+                                     1,004,500
    410,000   Resorts World Berhad                                      965,658
    247,000   Star Publications (Malaysia) Berhad###                    526,528
    252,000   Telekom Malaysia Berhad###                                847,560
    893,000   United Engineers (Malaysia) Berhad                      1,421,750
                                                                  -------------
                                                                      9,261,614
                                                                  -------------
MEXICO - 4.8%
    262,000   Consorcio ARA, SA de CV                                 1,052,443
    425,000   Controladora Comercial Mexicana SA de CV                  443,243
    192,000   Corporation GEO, SA de CV                                 813,990
    241,000   Grupo Financiero Banamex Accival
                SA de CV, O Shares                                      996,074
  2,756,000   Grupo Financiero Bancomer SA de CV, O Shares              613,037
     16,800   Grupo Iusacell SA, Series L                               218,400
    320,000   Grupo Mexico SA, Class B                                1,360,042
    260,000   Grupo Sanborns SA, Series B+                              490,514
     19,600   Grupo Televisa SA, Sponsored GDR                          878,325
     93,500   Pepsi-Gemex SA, Sponsored GDR                             853,188
     52,600   TV Azteca, SA de CV, CPO Shares+                          272,863
                                                                  -------------
                                                                      7,992,119
                                                                  -------------
PAKISTAN - 0.6%
    114,100   Engro Chemicals Pakistan, Ltd.                            160,315
  1,480,000   Hub Power Company, Ltd.                                   404,419
    250,086   Pakistan State Oil Company, Ltd.                          448,313
                                                                  -------------
                                                                      1,013,047
                                                                  -------------
PERU - 0.4%
     47,100   Southern Peru Copper Corporation                          680,006
                                                                  -------------
PHILIPPINES - 4.1%
  1,059,000   Ayala Land, Inc.                                          333,982
  2,770,000   Benpres Holdings Corporation+                             655,191
  8,182,000   Filinvest Land, Inc.+                                     924,641
  8,374,500   International Container Terminal Services, Inc.+        1,089,455
    128,000   Metropolitan Bank & Trust Company                       1,278,318
     33,400   Philippine Long Distance Telephone                      1,006,175
    355,190   San Miguel Corporation, Class B                           774,790
  3,392,400   SM Prime Holdings, Inc.                                   766,745
                                                                  -------------
                                                                      6,829,297
                                                                  -------------
POLAND - 1.0%
     28,000   Bank Polska Kasa Opieki SA+                               324,462
     49,000   KGHM Polska Miedz SA, GDR                                 661,500
     87,910   Telekomunikacja Polska, GDR, Series A                     619,765
                                                                  -------------
                                                                      1,605,727
                                                                  -------------
RUSSIA - 3.6%
     38,000   Gazprom, ADR                                              428,450
    330,000   Mosenergo, Sponsored ADR                                1,485,000
    133,000   Rostelecom, Sponsored ADR+                              1,305,063
  3,000,000   Unified Energy Systems                                    262,500
    271,100   Unified Energy Systems GDR                              2,541,562
                                                                  -------------
                                                                      6,022,575
                                                                  -------------
SLOVAKIA - 0.0%#
      5,326   Nafta Gbely AS@                                            48,465
                                                                  -------------
SOUTH AFRICA - 7.0%
     41,000   Anglo American Platinum Corporation, Ltd.               1,916,142
    200,000   Barlow, Ltd.                                            1,153,464
     50,000   De Beers Centenary, Linked Units                        1,198,210
  4,000,000   Iscor, Ltd.                                             1,252,900
    700,000   Metro Cash and Carry, Ltd.                                580,046
    120,000   Rembrandt Group, Ltd.                                   1,000,331
    260,000   Sappi, Ltd.                                             1,904,541
     81,000   South African Breweries, Ltd.                             703,414
    250,000   Stanbic (IPO)                                             787,206
    113,000   Tiger Oats, Ltd.                                        1,029,997
                                                                  -------------
                                                                     11,526,251
                                                                  -------------
SOUTH KOREA - 14.1%
    258,000   Daewoo Corporation                                      1,172,423
     34,600   Hansol Paper Company                                      550,013
    108,950   Hyundai Engineering & Construction Company                828,302
     36,200   Hyundai Motor Company, Ltd.                               858,479
     72,200   Kookmin Bank                                            1,465,832
     39,900   Korea Electric Power Corporation, ADR+                  1,658,048
     65,000   Korea Telecom Corporation                               4,312,743
     63,555   L.G. Chemical, Ltd.                                     1,729,575
     77,300   LG Electronics                                          2,137,019
     26,020   Oriental Chemical Industries Company, Ltd.                633,921
     60,601   Samsung Corporation+                                    1,424,058
     23,492   Samsung Display Devices Company                         1,278,614
      7,545   Samsung Electronics Company                               827,832
     16,048   Samsung Securities Company, Ltd.+                         859,559
     38,800   Shinsegae Department Store Company                      2,762,091
     27,000   SK Corporation                                            776,760
                                                                  -------------
                                                                     23,275,269
                                                                  -------------
SRI LANKA - 0.2%
    156,427   John Keells Holdings, Ltd.@                               341,057
                                                                  -------------
TAIWAN - 11.4%
    268,180   Accton Technology Corporation, GDR+                     1,226,924
    169,400   Asustek Computer, Inc.                                  1,909,028
    504,400   Cathay Life Insurance Corporation                       1,811,467
    189,378   Compal Electronics, Inc.                                  744,613
    293,000   D-Link Corporation                                        703,019
    495,000   Far Eastern Textile, Ltd.                                 735,604
  1,070,000   Formosa Chemicals & Fiber Corporation                   1,305,201
    168,000   Hon Hai Precision Industry Company, Ltd.                1,518,762
    454,000   Mosel Vitelic, Inc.+                                      319,065
     77,720   Quanta Computer, Inc.                                     931,196
    397,000   Silicon Integrated Systems+                             1,917,399
    386,220   Siliconware Precision Industries Company+                 735,372
    295,300   Synnex Technology International Corporation             1,535,926
    989,000   Taishin International Bank                                734,861
    396,750   United Microelectronics Corporation, Ltd.                 853,688
    965,000   United World Chinese Commercial Bank                    1,493,808
    833,000   Yuen Foong Yu Paper Manufacturing Company, Ltd.+          358,474
                                                                  -------------
                                                                     18,834,407
                                                                  -------------
THAILAND - 6.5%
     62,000   Advanced Info Service Public Company, Ltd.                840,678
    589,400   Bangkok Bank Public Company, Ltd. (F)                   2,205,755
    948,000   Bank of Asia Public Company, Ltd. (F)                     687,702
    962,000   Bank of Ayudha                                            658,725
     87,990   Delta Electronics Thai (F)                                739,713
     26,500   Electricity Generation Power Company (F)                   50,664
  2,152,000   Industrial Finance Corporation of Thailand (The)        1,371,444
    945,000   Kiatnakin Finance and Securities Public
                Company, Ltd. (F)                                       743,186
     77,800   PTT Exploration and Production Public
                Company, Ltd.                                           594,972
     62,500   Siam Cement Company, Ltd. (F)                           1,898,305
    972,000   TelecomAsia Corporation Public Company, Ltd.+             981,885
                                                                  -------------
                                                                     10,773,029
                                                                  -------------
TURKEY - 1.7%
 12,381,750   Aksa Akrilik Kimya Sanayii AS                             219,997
 22,500,000   Alarko Holding AS                                         410,438
  5,600,000   Alcatel Teletas Telekomunikasyon
                Endustri ve Ticaret AS                                  364,834
 13,000,000   Arcelik AS+                                               461,965
 32,000,000   Dogan Sirketler Grubu Holding AS                          424,534
 22,000,000   Eregli Demir Ve Celik Fabrikalari T.A.S.                  307,503
 18,270,000   Ford Otomotiv Sanayi AS                                   294,321
 43,973,000   Turk Sise ve Cam Fabrikalari AS                           406,280
                                                                  -------------
                                                                      2,889,872
                                                                  -------------
VENEZUELA - 0.4%
    157,555   Ceramica Carabobo, Class A@                                19,475
     16,132   Ceramica Carabobo, Class A, Sponsored ADR@##               12,099
  1,233,840   La Electricidad de Caracus                                482,962
 11,161,172   Sudamtex de Venezuela, Class A@                            55,185
  1,600,006   Venepal SA, Class A@                                       23,733
                                                                  -------------
                                                                        593,454
                                                                  -------------
TOTAL COMMON STOCKS (COST $123,341,837)                             155,926,332
                                                                  -------------

PREFERRED STOCKS -- 3.4%
BRAZIL - 3.1%
    115,500   Banco Bradesco SA, Sponsored ADR                          579,798
    939,000   Banco Itau SA                                             482,626
     21,000   Cia Vale Do Rio Doc, Class A                              412,765
 85,355,000   Lojas Americanas SA                                       337,467
 30,000,000   Telerj Celular SA, Class B+                               979,384
 31,343,000   Telesp Celular SA+                                      1,559,627
    233,000   Usinas Siderurgicas de Minas Gerais SA, Class A           784,344
     59,900   Vale do Rio Doce, Class B##                                   338
                                                                  -------------
                                                                      5,136,349
                                                                  -------------
PHILIPPINES - 0.1%
  1,292,660   Cosmos Bottling Company                                   190,247
                                                                  -------------
RUSSIA - 0.2%
    650,000   Rostelecom+@                                              334,750
                                                                  -------------

TOTAL PREFERRED STOCKS (COST $4,843,707)                              5,661,346
                                                                  -------------

RIGHTS -- 0.0%# (COST $0)
SOUTH KOREA - 0.0%#
      3,851   Samsung Securities Company, Ltd., Expire 07/20/99+         79,856
                                                                  -------------
TOTAL INVESTMENTS (COST $128,185,544*)                 97.6%        161,667,534
OTHER ASSETS AND LIABILITIES (NET)                      2.4           4,007,349
-------------------------------------------------------------------------------
NET ASSETS                                            100.0%      $ 165,674,883
-------------------------------------------------------------------------------
  * Aggregate cost for Federal tax purposes.
  + Non-income producing security.
  # Amount represents less than 0.1%.
 ## The valuations of these securities have been determined by procedures established by the Board of Trustees. The cost of the denoted securities at June 30, 1999 was $2,427,940, with a value of $2,103,291 representing 1.27%
    of total net assets.
### The valuations of these securities have been adjusted for volatility of
    Malaysian currency.
  @ Illiquid Security. These are securities that the Adviser believes cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment. The value of the denoted securities at June 30, 1999 was $5,256,668, representing 3.17% of total net assets.

Abbreviations:
ADR    American Depositary Receipt
CDS    Compulsory Dematerialized Shares
GDR    Global Depositary Receipt
(F)    Foreign Shares

AT JUNE 30, 1999, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                      % OF NET        VALUE
INDUSTRY DIVERSIFICATION                               ASSETS        (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
Telecommunications                                      10.3%     $  17,033,656
Banking                                                 10.0         16,507,240
Multi-Industry                                           6.3         10,391,848
Financial Services                                       5.5          9,110,421
Electrical and Electronics                               5.3          8,736,365
Beverage and Tobacco                                     5.1          8,442,533
Merchandising                                            4.3          7,091,233
Energy Sources                                           4.0          6,699,707
Chemicals                                                3.9          6,593,797
Data Processing and Reproduction                         3.8          6,325,731
Construction and Housing                                 3.6          5,896,037
Utilities - Electric and Gas                             3.5          5,721,010
Electronic Components and Instruments                    3.3          5,529,686
Transportation                                           2.6          4,378,768
Broadcasting and Publishing                              2.5          4,077,108
Forest Products and Paper                                2.3          3,772,201
Automobiles                                              2.1          3,454,506
Metals - Non Ferrous                                     2.0          3,306,527
Food and Household                                       1.9          3,179,317
Metals - Steel                                           1.8          3,063,464
Building Materials and Components                        1.5          2,451,614
Textiles and Apparel                                     1.4          2,312,967
Insurance                                                1.4          2,302,946
Real Estate                                              1.2          2,025,368
Appliances and Household Durables                        1.0          1,691,401
Miscellaneous Materials and Commodities                  1.0          1,636,402
Machinery and Engineering                                0.9          1,421,750
Business and Public Services                             0.8          1,371,444
Wholesale & International Trade                          0.4            580,046
Recreation, Other Consumer Goods                         0.3            443,243
Miscellaneous                                            0.2            329,531
Energy Equipment and Services                            0.0#            48,465
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                     94.2        155,926,332
PREFERRED STOCKS                                         3.4          5,661,346
RIGHTS                                                   0.0#            79,856
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                       97.6%       161,667,534
OTHER ASSETS AND LIABILITIES (NET)                       2.4          4,007,349
-------------------------------------------------------------------------------
NET ASSETS                                             100.0%     $ 165,674,883
--------------------------------------------------------------------------------
# Amount represents less than 0.1%.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SHARES                                                                 (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS -- 96.8%
AUSTRALIA - 3.8%
     25,000   CI Technologies Group, Ltd.+                        $      93,374
     10,000   Orica, Ltd.                                                54,543
     40,000   Smorgon Steel Group, Ltd.+                                 60,552
                                                                  -------------
                                                                        208,469
                                                                  -------------
BELGIUM - 3.9%
      1,000   Ion Beam Applications+                                     62,594
        500   Ontex                                                      46,366
        500   Real Software                                              58,421
        444   Telinfo NV                                                 50,139
                                                                  -------------
                                                                        217,520
                                                                  -------------
DENMARK - 2.3%
      9,000   Dansk Lanbrugs Grovvarelska                                59,299
        750   Vestas Wind Systems A/S+                                   65,990
                                                                  -------------
                                                                        125,289
                                                                  -------------
FINLAND - 1.1%
      1,500   JOT Automation Group Oyj                                   60,739
                                                                  -------------
FRANCE - 10.0%
      1,900   A Novo+                                                    75,370
      1,300   Cegedim SA                                                 60,275
        350   Cegid                                                      52,290
        800   Infogrames Entertainment SA+                               51,518
      1,500   Marionnaud Parfumeries SA                                  80,058
      2,500   Pierre & Vacances+                                         62,336
        400   Publicis SA                                                84,489
        800   Transiciel SA                                              84,901
                                                                  -------------
                                                                        551,237
                                                                  -------------
GERMANY - 12.4%
        900   Aixtron AG                                                 74,093
      1,500   Bilfinger & Berger Bau AG                                  37,015
         75   ce Consumer Electronic AG                                  37,865
        600   Deutsche Pfandbrief-und Hypothekenbank AG                  54,403
         50   EM.TV & Merchandising AG                                   70,321
      2,000   I-D Media AG+                                              57,906
        250   Intershop Communication AG                                 60,147
        800   Kinowelt Medien AG                                         58,112
        200   Medion AG+                                                 56,669
        900   Qiagen NV                                                  60,275
        996   SER Systems AG                                             57,161
        300   Teles AS                                                   61,821
                                                                  -------------
                                                                        685,788
                                                                  -------------
GREECE - 0.0%#
         40   Interamerican Insurance Company+                              888
                                                                  -------------
HONG KONG - 3.7%
    500,000   Angang New Steel Company, Ltd., H Shares                   74,756
     30,000   New World Infrastructure, Ltd.                             56,453
     20,000   SmarTone Telecommunications Holdings, Ltd.                 71,147
                                                                  -------------
                                                                        202,356
                                                                  -------------
ITALY - 2.8%
      3,500   Gruppo Editoriale L' Espresso SpA                          56,618
      6,000   Industria Macchine Automatiche                             39,998
     43,000   Seat-Pagine Gialle SpA                                     58,704
                                                                  -------------
                                                                        155,320
                                                                  -------------
JAPAN - 18.0%
      2,000   Able, Inc.                                                102,522
     18,000   Cabin Company, Ltd.                                        30,806
      4,000   Fujitsu Devices, Inc.                                      62,108
      3,000   Homac Corporation                                          75,651
      8,000   Laox                                                       69,450
      2,000   Mycal Card, Inc.                                           90,947
      2,000   Nippon Konpo Unyu Soko Company, Ltd.                       14,634
     10,000   Nippon Mining & Metals Co., Ltd.                           61,182
     15,000   Nippon Soda Company, Ltd.                                  61,265
      2,000   People Company, Ltd                                        92,600
      3,000   Ralse Company, Ltd.                                        85,573
      2,000   Roland Corporation                                         65,812
      4,000   Seikagaku Corporation                                      47,954
     20,000   Tadano, Ltd.                                               56,387
        200   Taiyo Ink Manufacturing Company, Ltd.                      18,686
      2,500   Woodland Corporation                                       57,875
                                                                  -------------
                                                                        993,452
                                                                  -------------
NETHERLANDS - 5.3%
      2,200   Beter Bed Holding NV                                       63,469
      1,800   Endemol Entertainment Holding NV                           52,950
        700   IHC Caland NV                                              27,407
      1,000   Kempen & Company NV                                        49,972
      1,200   Nutreco Holding NV+                                        42,533
      2,000   Ordina Beheer NV+                                          57,700
                                                                  -------------
                                                                        294,031
                                                                  -------------
NORWAY - 1.5%
     11,000   Christiania Bank Og Kreditkasse                            39,501
      1,300   NetCom ASA+                                                45,198
                                                                  -------------
                                                                         84,699
                                                                  -------------
SINGAPORE - 1.0%
     40,000   Wing Tai Holdings, Ltd.                                    52,879
                                                                  -------------
SPAIN - 3.5%
      5,000   Funespana SA                                               97,883
      2,000   Marco Iberica Distribucion de Ediciones, SA+               42,760
      4,350   NH Hoteles SA                                              55,667
                                                                  -------------
                                                                        196,310
                                                                  -------------
SWEDEN - 2.9%
      4,800   Assa Abloy AB, B Shares                                    52,025
      2,933   IBS AB, B Shares                                           66,170
      4,200   Scandic Hotels AB                                          44,780
                                                                  -------------
                                                                        162,975
                                                                  -------------
SWITZERLAND - 5.0%
         10   Disetronic Holding AG                                      31,822
         15   Kudelski SA, Bearer Shares                                 53,520
        500   Logitech International SA, Registered Shares+              72,324
        250   Mikron Holdings AG, Registered Shares+                     56,573
        200   SEZ Holding AG, Registered Shares                          65,445
                                                                  -------------
                                                                        279,684
                                                                  -------------
UNITED KINGDOM - 19.6%
      5,000   Baltimore Technologies Plc+                                56,745
     25,000   Bell Group Plc+                                            49,849
      5,000   Bespak Plc                                                 64,035
      5,500   DCS Group Plc                                              50,803
      2,200   Eidos Plc+                                                 72,303
     10,000   Fibernet Group Plc+                                        68,015
      7,000   Filtronic Plc                                              82,367
     10,000   First Technology Plc                                       65,966
      7,000   Henlys Group Plc                                           65,541
     12,500   Holidaybreak Plc                                           57,730
     10,000   Informa Group Plc                                          58,242
      9,700   Lynx Group Plc                                             25,686
      8,000   NXT Plc+                                                   59,078
     20,000   Pace Micro Technology Plc                                  63,838
     17,000   Paragon Group Companies Plc                                68,598
      4,000   PowderJect Pharmaceuticals Plc+                            52,647
     15,000   Saatchi & Saatchi Plc+                                     50,480
     15,000   Skillsgroup Plc+                                           69,867
                                                                  -------------
                                                                      1,081,790
                                                                  -------------
TOTAL COMMON STOCKS (COST $4,516,354)                                 5,353,426
                                                                  -------------
PREFERRED STOCK -- 1.2% (COST $65,420)
GERMANY - 1.2%

      1,200   Sixt AG                                                    64,294
                                                                  -------------
TOTAL INVESTMENTS (COST $4,581,774*)                     98.0%        5,417,720

OTHER ASSETS AND LIABILITIES (NET)                        2.0           110,504
-------------------------------------------------------------------------------
NET ASSETS                                              100.0%      $ 5,528,224
-------------------------------------------------------------------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.
# Amount represents less than 0.1%.

AT JUNE 30, 1999, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                      % OF NET        VALUE
INDUSTRY DIVERSIFICATION                               ASSETS        (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
Broadcasting and Publishing                             12.0%     $     664,638
Data Processing and Reproduction                        10.0            550,795
Health and Personal Care                                 7.7            424,992
Merchandising                                            6.9            384,298
Electrical and Electronics                               6.9            380,626
Telecommunications                                       6.4            354,020
Machinery and Engineering                                5.8            319,009
Leisure and Tourism                                      5.7            313,113
Business and Public Services                             5.5            304,946
Real Estate                                              3.8            211,854
Electrical Components and Instrumentation                3.3            184,777
Financial Services                                       2.9            159,545
Banking                                                  2.6            143,876
Metals -- Non Ferrous                                    2.5            135,938
Chemicals                                                2.4            134,494
Recreation, Other Consumer Goods                         2.2            123,821
Industrial Components                                    2.0            112,764
Utilities - Electric and Gas                             1.8             97,883
Automobiles                                              1.2             65,541
Appliances and Household Durables                        1.1             63,469
Metals -- Steel                                          1.1             60,552
Multi-Industry                                           1.0             54,632
Food and Household Products                              0.8             42,533
Construction and Housing                                 0.7             37,015
Energy Sources                                           0.5             27,407
Insurance                                                0.0#               888
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                     96.8          5,353,426
PREFERRED STOCK                                          1.2             64,294
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                       98.0%         5,417,720
OTHER ASSETS AND LIABILITIES (NET)                       2.0            110,504
-------------------------------------------------------------------------------

NET ASSETS                                             100.0%     $   5,528,224
-------------------------------------------------------------------------------
# Amount represents less than 0.1%.

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                              JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        VALUE
SHARES                                                                 (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS -- 94.8%

CROATIA - 3.9%
      4,600   Pliva d.d., GDR, Registered Shares                  $      69,690
                                                                  -------------
CZECH REPUBLIC - 10.2%
     11,800   Ceske Energeticke Zavody AS+                               24,246
      1,370   Ceske Radiokomunikace, GDR+                                47,265
      6,700   Inzenyrske Prumyslove Stavby AS                            28,122
      5,000   SPT Telecom AS+                                            81,043
                                                                  -------------
                                                                        180,676
                                                                  -------------
ESTONIA - 1.9%
      1,700   Estonian Telecom Ltd., GDR                                 33,448
                                                                  -------------
HUNGARY - 24.1%
        330   BorsodChem RT                                               8,110
      1,000   Gedeon Richter RT, GDR                                     43,750
        800   Gedeon Richter, Sponsored GDR                              35,000
      2,860   MATAV RT, Sponsored ADR, Series B+                         78,650
      4,960   Mol Magyar Olaj-es Gazipari RT, GDR                       118,792
      3,950   North American Bus Industries RT                           61,591
        770   OTP Bank RT, GDR                                           31,917
      1,600   Pannonplast RT                                             30,995
      1,500   Tisza Vegyi Kombinat RT                                    15,825
                                                                  -------------
                                                                        424,630
                                                                  -------------
POLAND - 36.1%
      1,800   Agora SA, GDR+                                             20,970
      1,230   Bank Handlowy w Warszawie, GDR+                            19,619
      3,700   Bank Polska Kasa Opieke SA, GDR+                           42,875
        300   Bank Przemyslowo-Handlowy SA                               15,434
      2,400   Bank Rozwoju Eksportu SA                                   75,487
      8,300   Elektrim SA                                               117,318
      1,500   Exbud SA+                                                  11,690
      3,000   KGHM Polska Miedz SA, GDR                                  40,500
      1,600   Kredyt Bank SA                                              7,457
      6,500   Orbis SA+                                                  55,953
      2,000   Orbis SA, GDR                                              16,500
      2,850   Prokom Software SA                                         46,740
      1,000   Przedsiebiorstwo Farmaceutyczne JELFA SA                    8,786
        650   Softbank SA, GDR                                           23,806
     13,050   Telekomunikacja Polska, GDR, Series A                      92,003
      3,850   Zaklady Metali Lekkich Kety+                               40,495
                                                                  -------------
                                                                        635,633
                                                                  -------------
RUSSIA - 18.6%
      4,800   AO Tatneft, ADR                                            18,000
        950   Gazprom, ADR                                               10,711
      1,750   LUKOil Holdings, Sponsored ADR+                            69,344
     14,000   Mosenergo, Sponsored ADR                                   62,720
      6,500   Norilsk Nickel+                                            21,320
     19,890   Rostelecom+                                                31,426
      1,100   Rostelecom, Sponsored ADR+                                 10,794
      6,600   Surgutneftegaz, Sponsored ADR                              51,975
      2,200   Vimpel Communications, Sponsored ADR                       51,012
                                                                  -------------
                                                                        327,302
                                                                  -------------
TOTAL COMMON STOCKS (COST $1,647,686)                                 1,671,379
                                                                  -------------
TOTAL INVESTMENTS (COST $1,647,686*)                     94.8%        1,671,379

OTHER ASSETS AND LIABILITIES (NET)                        5.2            90,769
--------------------------------------------------------------------------------
NET ASSETS                                              100.0%    $   1,762,148
--------------------------------------------------------------------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

Abbreviations:
ADR  American Depositary Receipt
GDR  Global Depositary Receipt

AT JUNE 30, 1999, SECTOR DIVERSIFICATION OF THE FUND WAS AS FOLLOWS:
                                                      % OF NET        VALUE
INDUSTRY DIVERSIFICATION                               ASSETS        (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS:
Telecommunications                                      30.8%     $     542,959
Energy Sources                                          18.8            331,542
Banking                                                 10.9            192,789
Health and Personal Care                                 8.9            157,226
Metals - Non Ferrous                                     5.8            102,315
Leisure and Tourism                                      4.1             72,453
Data Processing and Reproduction                         4.0             70,546
Automobiles                                              3.5             61,591
Construction and Housing                                 2.3             39,812
Building Materials and Components                        1.8             30,995
Utilities - Electrical and Gas                           1.4             24,246
Chemicals                                                1.3             23,935
Broadcasting and Publishing                              1.2             20,970
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                     94.8          1,671,379
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                                       94.8%         1,671,379
OTHER ASSETS AND LIABILITIES (NET)                       5.2             90,769
-------------------------------------------------------------------------------
NET ASSETS                                             100.0%     $   1,762,148
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

-----------------------------------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES                                              JUNE 30, 1999 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
                                                             PICTET              PICTET
                                                             GLOBAL           INTERNATIONAL        PICTET
                                                            EMERGING              SMALL            EASTERN
                                                             MARKETS            COMPANIES         EUROPEAN
                                                              FUND                 FUND             FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Cost $128,185,544,
      $4,581,774 and $1,647,686, respectively) (Note 1)
      See accompanying Portfolios of Investments            $161,667,534        $5,417,720       $1,671,379
    Cash                                                       2,569,229              --             49,649
    Foreign currency (Cost $3,072,630)                         4,665,768              --               --
    Receivable for investment securities sold                    691,770           164,566           15,600
    Receivable from investment adviser (Note 2)                     --              30,995           34,354
    Dividends receivable                                         934,115            23,393            4,310
    Unamortized organization costs (Note 1)                       11,249               405            7,299
    Other assets                                                    --                  25            2,793
-----------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                             170,539,665         5,637,104        1,785,384
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
    Due to custodian                                                --              47,971             --
    Payable for investment securities purchased                4,065,930            29,552             --
    Investment advisory fee payable (Note 2)                     593,918              --               --
    Administration fee payable (Note 2)                           17,872              --                 23
    Transfer agent fees payable (Note 2)                           5,940                93               51
    Custodian fees payable (Note 2)                               34,031             8,676            6,998
    Professional fees payable                                     21,685            13,672           10,368
    Printing fees payable                                         16,882             3,275            2,902
    Trustees' fees and expenses (Note 2)                           5,410                46               41
    Other accrued expenses and payables                          103,114             5,595            2,853
-----------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                          4,864,782           108,880           23,236
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                  $165,674,883        $5,528,224       $1,762,148
-----------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Undistributed/(distributions in excess of)
      net investment
      income (Note 1)                                       $    688,573        $    3,988       $   (6,662)
    Accumulated net realized loss on investments
      sold (Note 1)                                          (56,569,545)          (96,331)        (642,951)
    Net unrealized appreciation of investments
      and foreign currency related transactions
      (Note 3)                                                33,395,720           847,257           24,092
    Par value                                                    170,188             7,208            2,205
    Paid-in capital in excess of par value
      (Notes 1 and 4)                                        187,989,947         4,766,102        2,385,464
-----------------------------------------------------------------------------------------------------------
    TOTAL NET ASSETS                                        $165,674,883        $5,528,224       $1,762,148
-----------------------------------------------------------------------------------------------------------
    SHARES OF BENEFICIAL INTEREST OUTSTANDING
      (Note 4)                                                17,018,828           720,757          220,499
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
    Net asset value, offering and redemption
      price per share (Note 4)                              $       9.73        $     7.67       $     7.99
-----------------------------------------------------------------------------------------------------------

                                     See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

---------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                      PICTET            PICTET
                                                      GLOBAL         INTERNATIONAL       PICTET
                                                     EMERGING            SMALL          EASTERN
                                                      MARKETS          COMPANIES        EUROPEAN
                                                       FUND              FUND             FUND
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign withholding taxes
      of $100,783, $6,631, and $0, respectively)         $ 1,799,111         $ 51,920        $  7,685
    Interest                                                  50,852              371           3,546
-----------------------------------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                1,849,963           52,291          11,231
-----------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fee (Note 2)                         720,396           29,812          11,482
    Administration fee (Note 2)                              103,802            4,017           1,277
    Accounting fee (Note 2)                                   27,488           25,000          25,000
    Transfer agent fees (Note 2)                              17,180            6,000           6,000
    Custodian fees (Note 2)                                  148,767           23,803          20,827
    Professional fees                                         31,304           14,214          10,518
    Printing fees                                             16,882            3,275           2,901
    Registration and filing fees (Note 2)                      6,612            6,612           6,612
    Amortization of organization costs (Note 1)                4,447              125             959
    Trustees' fees and expenses (Note 2)                      14,627              566             180
    Other                                                     12,893            9,419           6,199
-----------------------------------------------------------------------------------------------------
    TOTAL EXPENSES BEFORE EXPENSE REDUCTIONS               1,104,398          122,843          91,955
-----------------------------------------------------------------------------------------------------
    Fees waived and/or expenses reimbursed (Note 2)         (126,478)         (90,078)        (76,287)
-----------------------------------------------------------------------------------------------------
    NET EXPENSES                                             977,920           32,765          15,668
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME/(LOSS)                                 872,043           19,526          (4,437)
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
    (Notes 1 and 3):
    Net realized gain/(loss) on:
      Security transactions                                7,604,736          329,917        (106,696)
      Foreign currency related transactions                 (360,979)         (37,054)         (1,973)
-----------------------------------------------------------------------------------------------------
    Net realized gain/(loss) on investments
      during the period                                    7,243,757          292,863        (108,669)
-----------------------------------------------------------------------------------------------------
    Change in unrealized appreciation/
      (depreciation) of:
      Securities                                          37,767,808          543,363         402,340
      Foreign currency related transactions                  (94,186)          11,311             399
-----------------------------------------------------------------------------------------------------
    Net unrealized appreciation of investments
      during the period                                   37,673,622          554,674         402,739
-----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS                                             44,917,379          847,537         294,070
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $45,789,422         $867,063        $289,633
-----------------------------------------------------------------------------------------------------

                                     See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                              SIX MONTHS ENDED
                                                JUNE 30, 1999     YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS:                (UNAUDITED)  DECEMBER 31, 1998
--------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income                          $    872,043      $    645,951
  Net realized gain/(loss) on investments
    during the period                               7,243,757       (61,170,138)
  Change in unrealized appreciation of
    investments during the period                  37,673,622        31,037,957
--------------------------------------------------------------------------------
  Net increase/(decrease) in net assets
    resulting from operations                      45,789,422       (29,486,230)
FUND SHARE TRANSACTIONS:
  Net increase/(decrease) in net assets from
    Fund share transactions
    (Note 4)                                       25,523,585       (67,073,603)
--------------------------------------------------------------------------------
Net increase/(decrease) in net assets              71,313,007       (96,559,833)
NET ASSETS:
  Beginning of period                              94,361,876       190,921,709
--------------------------------------------------------------------------------
  End of period (including undistributed net
    investment income of
    $688,573 and distributions in excess of
    net investment income
    of $183,470, respectively)                   $165,674,883      $ 94,361,876
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

-----------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                        JUNE 30, 1999             YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS:                       (UNAUDITED)          DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment income                                  $    19,526            $    104,494
  Net realized gain on investments during the
    period                                                   292,863               2,368,064
  Change in unrealized appreciation of
    investments
    during the period                                        554,674               1,313,688
-----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from
    operations                                               867,063               3,786,246
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions to shareholders from net
      realized gain on investments                                --              (1,857,131)
FUND SHARE TRANSACTIONS:
  Net decrease in net assets from Fund share
    transactions
    (Note 4)                                              (1,038,250)            (20,002,739)
-----------------------------------------------------------------------------------------------
  Net decrease in net assets                                (171,187)            (18,073,624)
NET ASSETS:
  Beginning of period                                      5,699,411              23,773,035
-----------------------------------------------------------------------------------------------
  End of period (including undistributed net
    investment income of $3,988
    and distributions in excess of net
    investment income of $15,538,
    respectively)                                        $ 5,528,224            $  5,699,411
-----------------------------------------------------------------------------------------------

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

-------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                        JUNE 30, 1999              YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS:                       (UNAUDITED)           DECEMBER 31, 1998*
-------------------------------------------------------------------------------------------------
FROM OPERATIONS:
  Net investment loss                                     $   (4,437)             $     (826)
  Net realized loss on investments during the
    period                                                  (108,669)               (537,188)
  Change in unrealized appreciation/
    (depreciation) of investments
    during the period                                        402,739                (378,647)
-------------------------------------------------------------------------------------------------
  Net increase/(decrease) in net assets
    resulting from operations                                289,633                (916,661)
DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions to shareholders from net
investment income                                                 --                 (16,740)
FUND SHARE TRANSACTIONS:
  Net increase/(decrease) in net assets from
    Fund share transactions
    (Note 4)                                                (163,503)              2,569,419
-------------------------------------------------------------------------------------------------
  Net increase in net assets                                 126,130               1,636,018
NET ASSETS:
  Beginning of period                                      1,636,018                      --
-------------------------------------------------------------------------------------------------
  End of period (including distributions in
    excess of net investment income of $6,662
    and $2,225, respectively)                            $ 1,762,148             $ 1,636,018
-------------------------------------------------------------------------------------------------
*Pictet Eastern European Fund commenced operations on April 7, 1998.

                               See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          SIX MONTHS
                                             ENDED                                  YEARS ENDED DECEMBER 31,
                                         JUNE 30, 1999        -------------------------------------------------------------------
                                          (UNAUDITED)            1998               1997              1996(a)            1995*(a)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                                     $6.81              $8.87             $10.13              $9.51             $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                       0.05               0.04               0.04               0.07               0.02
  Net realized and unrealized
    gain/(loss) on
    investments                               2.87              (2.10)             (1.18)              0.71              (0.49)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              2.92              (2.06)             (1.14)              0.78              (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net
    investment income                           --                 --              (0.02)             (0.07)             (0.02)
  Distributions from net
    realized capital gains                      --                 --              (0.10)             (0.09)                --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                             --                 --              (0.12)             (0.16)             (0.02)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $9.73              $6.81              $8.87             $10.13              $9.51
---------------------------------------------------------------------------------------------------------------------------------
Total return++                              42.88%           (23.22)%           (11.29)%              8.32%            (4.72)%
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental
  data:
  Net assets, end of period (in 000's)    $165,675            $94,362           $190,922           $122,047             $9,623
  Ratio of operating expenses                1.70%+             1.70%              1.70%             1.705%              1.95%+
  Ratio of net investment income             1.51%+             0.55%              0.32%              0.88%              0.68%+
  Ratio of operating expenses
    without waivers and reimbursements       1.92%+             2.00%              1.84%              2.20%              8.39%+
Portfolio turnover rate                        70%               123%                77%                48%                 5%

------------
 *  Pictet Global Emerging Markets Fund commenced operations on October 4, 1995.
 +  Annualized.
++  Total return represents aggregate total return for the periods indicated.
(a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On
    December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet Global Emerging Markets Fund. The record date of the stock dividend was December 31, 1996, payable on January
    1, 1997.

                                              See Notes to Financial Statements.

PANORAMA TRUST
PICTET INTERNATIONAL SMALL COMPANIES FUND

------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                      SIX MONTHS
                                                         ENDED                            YEARS ENDED DECEMBER 31,
                                                     JUNE 30, 1999       ----------------------------------------------------------
                                                      (UNAUDITED)             1998                1997              1996*(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $6.55               $9.24              $10.15              $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.02                0.07+++             0.08                0.09
  Net realized and unrealized gain/(loss) on
    investments                                            1.10                0.41               (0.86)               0.20
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           1.12                0.48               (0.78)               0.29
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net investment income                   --                  --               (0.13)              (0.12)
  Distributions from net realized capital
    gains                                                    --               (3.17)                 --               (0.02)
  Distributions from capital                                 --                  --                  --               (0.00)#
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          --               (3.17)              (0.13)              (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $7.67               $6.55               $9.24              $10.15
-----------------------------------------------------------------------------------------------------------------------------------
Total return++                                           17.10%               5.35%             (7.68)%               2.85%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                   $5,528              $5,699             $23,773             $25,743
  Ratio of operating expenses                             1.20%+              1.20%               1.20%               1.20%+
  Ratio of net investment income                          0.72%+              0.65%               0.82%               1.04%+
  Ratio of operating expenses without
    waivers and reimbursements                            4.50%+              2.36%               2.20%               2.46%+
Portfolio turnover rate                                     92%                132%                 90%                 53%

------------
  * Pictet International Small Companies Fund commenced operations on February 7, 1996.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indicated.
+++ Per share numbers have been calculated using the average share method.
  # Amount represents less than $0.01 per share.
(a) Per share amounts have been restated to reflect the stock dividend of 9 additional shares for each share outstanding. On
    December 2, 1996, the Board of Trustees declared a stock dividend of nine additional shares for each share outstanding of the Pictet International Small Companies Fund. The record date of the stock dividend was December 31, 1996, payable on
    January 1, 1997.

                                              See Notes to Financial Statements.

PANORAMA TRUST
PICTET EASTERN EUROPEAN FUND

-------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                     SIX MONTHS
                                                        ENDED                  PERIOD
                                                   JUNE 30, 1999               ENDED
                                                    (UNAUDITED)          DECEMBER 31, 1998*
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $6.54                   $10.00
-------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income/(loss)                         (0.02)                    0.00#
  Net realized and unrealized loss on investments       1.47                    (3.39)
-------------------------------------------------------------------------------------------
Total from investment operations                        1.45                    (3.39)
-------------------------------------------------------------------------------------------
Distributions to shareholders:
  Distributions from net investment income                --                    (0.07)
-------------------------------------------------------------------------------------------
Total distributions                                       --                    (0.07)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $7.99                    $6.54
-------------------------------------------------------------------------------------------
Total return++                                        22.17%                 (33.93)%
-------------------------------------------------------------------------------------------
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)                $1,762                   $1,636
  Ratio of operating expenses                          2.00%+                   2.00%+
  Ratio of net investment income                     (0.57)%+                 (0.06)%+
  Ratio of operating expenses without waivers and
    reimbursements                                    11.74%+                   9.97%+
Portfolio turnover rate                                  85%                      91%

------------
 * Pictet Eastern European Fund commenced operations on April 7, 1998.
 + Annualized.
++ Total return represents aggregate total return for the periods indicated.
 # Amount represents less than $0.01 per share.

                             See Notes to Financial Statements.

PANORAMA TRUST
PICTET GLOBAL EMERGING MARKETS FUND
PICTET INTERNATIONAL SMALL COMPANIES FUND
PICTET EASTERN EUROPEAN FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    Panorama Trust (the "Trust"), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is a no-load, diversified, open-end management investment company which currently offers shares of three series, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund (individually, a "Fund" collectively, the "Funds"). The accompanying financial statements and financial highlights are those of the Funds. The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The following is a summary of the significant accounting policies followed consistently by the Funds in the preparation of their financial statements.

    Securities Valuations: Equity securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price as of the close of the New York Stock Exchange's regular trading hours on the day the valuation is made. Generally, securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available before the time when assets are valued. Portfolio securities primarily traded on the London Stock Exchange are generally valued at the mid-price between the current bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, unlisted U.S. equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the bid and asked prices. The value of securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods approved by the Board of Trustees. In the absence of readily ascertainable market values for such securities, inherent uncertainty of valuation exists. Methods for valuing these securities may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. One or more pricing services may be used to provide securities valuations in connection with the determination of the net asset value of the Funds. Short-term investments that mature in 60 days or less are valued at amortized cost.

    Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund pays a counterparty cash for, and takes possession of, a debt obligation and the seller agrees to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held by the Fund, at all times, is at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund generally has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds' investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

    Foreign Currency Contracts: Each Fund may enter into forward foreign currency exchange contracts to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of the portfolio securities of the Fund or adversely affect the prices of securities which the Fund intends to purchase or sell at a later date. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, such Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

    Each Fund may enter into spot foreign currency exchange contracts for the purchase or sale of securities denominated in foreign currencies to "lock" in the U.S. exchange rate of the transaction covering the period between trade date and settlement date.

    Foreign Currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

    Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date.

    Dividends and Distributions to Shareholders: Distributions from net investment income, if any, are declared and paid annually. The Funds' net realized capital gain (including net short-term capital gain), unless offset by any available capital loss carryforward, is distributed to shareholders annually. Additional distributions of net investment income and capital gain may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to timing differences and differing characterization of distributions made by a Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date and are reinvested automatically in additional shares of the Funds at the net asset value next determined after such dividend or distribution is declared.

    Taxation: Each Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

    Organization Costs: Expenses incurred in connection with the organization of the Funds are being amortized on the straight-line method over a period of five years from the commencement of operations.

    Expenses: General expenses of the Trust are allocated among the Funds based upon relative net assets. Operating expenses directly attributable to a Fund are charged to that Fund's operations.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER PARTY TRANSACTIONS.

    The Trust, on behalf of the Funds, has an investment advisory agreement (the "Advisory Agreement") with Pictet International Management Limited ("Pictet International"), a wholly-owned subsidiary of Pictet (Canada) & Company ("Pictet Canada"). Pictet Canada is a partnership, whose principal activity is investment accounting, custody and securities brokerage. Pictet Canada has two general partners, Pictet Advisory Services Overseas and FINGEST, and six limited partners, each of whom is also a partner of Pictet & Cie, a Swiss private bank founded in 1805. Under the terms of the Advisory Agreement, Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund pay Pictet International a fee, computed daily and payable monthly, at an annual rate of 1.25%, 1.00% and 1.50%, respectively, of the average daily net assets of each Fund. Pictet International has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to ensure that the total ordinary annual operating expenses of Pictet Global Emerging Markets Fund, Pictet International Small Companies Fund and Pictet Eastern European Fund do not exceed 1.70%, 1.20% and 2.00%, repectively, of each Fund's average daily net assets.

    First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation serves as the Trust's administrator, accounting agent and transfer agent. Investor Services Group, as accounting agent, is paid a fee computed daily and payable monthly at an annual rate of 0.04% of the average daily net assets of each Fund, subject to a $50,000 annual minimum from each Fund. For administration services, Investor Services Group is entitled to receive $220,000 per annum from the Trust. In addition, for its services as transfer agent, Investor Services Group is paid separate compensation.

    For the six months ended June 30, 1999, Pictet International and Investor Services Group either waived fees and/or reimbursed expenses as follows:

                                                             INVESTOR                           PICTET
                                                             SERVICES          PICTET        INTERNATIONAL
                                                               GROUP        INTERNATIONAL      EXPENSES
                                                            FEES WAIVED      FEES WAIVED      REIMBURSED        TOTAL
---------------------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                           $    --         $126,478          $    --       $126,478
Pictet International Small Companies Fund                      29,271           29,812           30,995         90,078
Pictet Eastern European Fund                                   30,451           11,482           34,354         76,287
---------------------------------------------------------------------------------------------------------------------------

    No officer, director or employee of Pictet International, Investor Services Group, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee who is not an affiliated person of Pictet International an annual fee of $5,000, plus an additional $500 for each board and committee meeting attended. The Trust also reimburses expenses incurred by each Trustee in attending such meetings.

    Brown Brothers Harriman & Co. serves as the Funds' custodian. First Data Distributors, Inc., a wholly-owned subsidiary of Investor Services Group, serves as the Funds' principal underwriter and distributor.

3. PURCHASES AND SALES OF SECURITIES

    Cost of purchases and proceeds from sales of investment securities, excluding short-term securities and U.S. Government securities, for the six months ended June 30, 1999 were as follows:

                                                                              PURCHASES            SALES
----------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                                         $104,853,510        $78,445,070
Pictet International Small Companies Fund                                      5,168,590          6,085,778
Pictet Eastern European Fund                                                   1,280,141          1,378,764

    At June 30, 1999, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                          UNREALIZED           UNREALIZED         NET UNREALIZED
                                                                         APPRECIATION         DEPRECIATION         APPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                                       $40,410,839          $6,928,849           $33,481,990
Pictet International Small Companies Fund                                     981,970             146,024               835,946
Pictet Eastern European Fund                                                  213,384             189,691                23,693

4. SHARES OF BENEFICIAL INTEREST

    Each Fund has one class of shares of beneficial interest, par value $0.01 per share, of which an unlimited number of shares is authorized. Transactions in shares of beneficial interest were as follows:

                                                                     SIX MONTHS ENDED                        YEAR ENDED
                                                                       JUNE 30, 1999                      DECEMBER 31, 1998
                                                                 SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund:
Sold                                                            3,371,284         $27,196,338        4,881,501        $ 34,840,805
Redeemed                                                         (209,589)         (1,672,753)     (12,555,938)       (101,914,408)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                         3,161,695         $25,523,585       (7,674,437)       $(67,073,603)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                        YEAR ENDED
                                                                      JUNE 30, 1999                      DECEMBER 31, 1998
                                                               SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet International Small Companies Fund:
Sold                                                                 --           $      --            922,708        $ 10,125,000
Issued as reinvestment of dividends                                  --                  --            284,836           1,857,130
Redeemed                                                         (150,000)         (1,038,250)      (2,908,938)        (31,984,869)
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease                                                     (150,000)        $(1,038,250)      (1,701,394)       $(20,002,739)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    SIX MONTHS ENDED                       PERIOD ENDED
                                                                      JUNE 30, 1999                     DECEMBER 31, 1998*
                                                               SHARES             AMOUNT            SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Pictet Eastern European Fund:
Sold                                                               49,648         $   378,319          291,402        $  2,843,760
Issued as reinvestment of dividends                                  --                  --              2,134              14,129
Redeemed                                                          (79,284)           (541,822)         (43,401)           (288,470)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                           (29,636)        $  (163,503)         250,135        $  2,569,419
-----------------------------------------------------------------------------------------------------------------------------------

* Pictet Eastern European Fund commenced operations on April 7, 1998.

    At June 30, 1999, Pictet Global Emerging Markets Fund had five institutional shareholders owning 24.53%, 13.64%, 12.49%, 12.32% and 10.49%, respectively, of the outstanding shares of beneficial interest of the Fund.

    At June 30, 1999, Pictet International Small Companies Fund had one institutional shareholder owning 98.24% of the outstanding shares of beneficial interest of the Fund.

    At June 30, 1999, Pictet Eastern European Fund had one institutional shareholder owning 17.04% of the outstanding shares of beneficial interest of the Fund.

5. FOREIGN SECURITIES

    Pictet Global Emerging Markets Fund invests primarily in foreign emerging markets securities, Pictet International Small Companies Fund invests primarily in foreign securities and Pictet Eastern European Fund invests primarily in Eastern European equity securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These risks include re-valuation of currencies, less reliable information about issuers, varying securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

6. POST OCTOBER LOSS

    Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1998, the Funds elected to defer capital losses and currency losses occurring between November 1, 1998 and December 31, 1998 as follows:

                                                                           CAPITAL LOSSES     CURRENCY LOSSES
----------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                                          $2,450,647          $183,465
Pictet International Small Companies Fund                                       376,173             7,622
Pictet Eastern European Fund                                                        --              2,225

    Such losses will be treated as arising on the first day of the year ending December 31, 1999.

7. CAPITAL LOSS CARRYFORWARDS

    At December 31, 1998, the following Funds had available for Federal income tax purposes unused capital losses as follows:

                                                                                     EXPIRING IN 2006
--------------------------------------------------------------------------------------------------------------
Pictet Global Emerging Markets Fund                                                     $60,580,799
Pictet Eastern European Fund                                                                521,873